Annual Fund Operating Expenses - FullerThaler Behavioral Growth ETF	Jul. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028
FullerThaler Behavioral Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%	[2]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.56%)	[3]
Net Expenses (as a percentage of Assets)	0.79%	[3]

[1]	Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) has agreed to contractually waive its management fee of 0.80% of the Fund so that the management fee of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2028. See Footnote (3) below.
[2]	Other Expenses reflect estimated expenses of the Fund for its first fiscal year.
[3]	FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual fund operating expenses do not exceed 0.79% of the Fund’s average daily net assets through January 31, 2028. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.